Disposal of Assets and Other Changes in Organizational Structure - Summary of Gain Loss Accounted for Equity (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 22, 2017
Earnings per share [line items]
Value of the offering	$ 107,101	$ 107,101
Transaction costs	$ (279)	$ (279)
Petrobras Distribuidora [Member] | Issued capital [member]
Earnings per share [line items]
% of disposed stake	28.75%
Number of shares	334,937,500		334,937,500
Offering price of common shares (in U.S. dollars)	$ 4.50
Value of the offering	$ 1,507		$ 1,507
Book value of the disposed shares	(752)
Transaction costs	(36)
Gain accounted for in equity	$ 719
Base Lot [Member] | Petrobras Distribuidora [Member] | Issued capital [member]
Earnings per share [line items]
% of disposed stake	25.00%
Number of shares	291,250,000
Offering price of common shares (in U.S. dollars)	$ 4.50
Value of the offering	$ 1,310
Book value of the disposed shares	(654)
Transaction costs	(31)
Gain accounted for in equity	$ 625
Additional Lot [Member] | Petrobras Distribuidora [Member] | Issued capital [member]
Earnings per share [line items]
% of disposed stake	3.75%
Number of shares	43,687,500
Offering price of common shares (in U.S. dollars)	$ 4.50
Value of the offering	$ 197
Book value of the disposed shares	(98)
Transaction costs	(5)
Gain accounted for in equity	$ 94